Concentrations (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Percentage risk	83.00%	86.00%
Total Revenues [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Percentage risk	38.00%	49.00%
Accounts Payable [Member] | Three Vendors [Member]
Concentration Risk [Line Items]
Percentage risk	62.00%	62.00%
Accounts Payable [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Percentage risk	66.00%	66.00%
Total Purchases [Member] | Three Vendors [Member]
Concentration Risk [Line Items]
Percentage risk	57.00%	57.00%
Total Purchases [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Percentage risk	69.00%	69.00%